Segmented Information - Related-party and Inter-Company Transactions (Details) - CAD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Related Party Transaction [Line Items]
Related party transactions	$ 0	$ 0
Inter-segment loans	0	126,000,000
Belize Electricity | Equity Method Investee
Related Party Transaction [Line Items]
Due from related party	7,000,000	22,000,000
Aitken Creek
Related Party Transaction [Line Items]
Intercompany revenue recognized	$ 37,000,000	$ 38,000,000